Debt - Schedule of Fair Value Assumption Embedded Conversion Features (Details)	1 Months Ended	2 Months Ended
	Jun. 30, 2018	Jun. 06, 2018
Annual Dividend Yield [Member]
Fair value assumptions, measurement input, percentages	0.00%	0.00%
Expected Life [Member]
Fair value assumptions, measurement input, term	5 months 16 days	6 months 10 days
Risk-Free Interest Rate[Member]
Fair value assumptions, measurement input, percentages	2.10%	2.10%
Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	46.70%	46.90%